Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,621,427
– financial investments: fair value gains	2,947	$ 1,793	$ (168)
Financial assets, ending balance	2,880,751	2,621,427
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,409,361
– fair value gains/(losses)	2,947	1,793	(168)
– cash flow hedges: fair value gains/(losses)	(157)	551	(267)
Financial liabilities, ending balance	2,655,014	2,409,361
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,809
Financial assets, ending balance	20,300	19,809
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	7,371
Financial liabilities, ending balance	9,656	7,371
Change in FV due to refinement of levelling methodology		2,900
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	9,551
Financial assets, ending balance	11,905	9,551
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in FV due to refinement of levelling methodology		1,500
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	83,170
Financial liabilities, ending balance	75,266	83,170
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	83,170
Financial liabilities, ending balance	75,266	83,170
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	17	1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	53	58
Total gains/(losses) recognised in profit or loss	307	(4)
Total gains recognised in other comprehensive income (‘OCI’)	17	1
– fair value gains/(losses)	0	0
– exchange differences	17	1
Purchases	66	8
New issuances	6	6
Sales	(260)	(9)
Settlements	(26)	(7)
Transfers out	(9)	(9)
Transfers in	8	9
Financial liabilities, ending balance	162	53	58
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	1	0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	164,466
Financial liabilities, ending balance	157,439	164,466
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	164,466
Financial liabilities, ending balance	157,439	164,466
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	204	18
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,016	5,328
Total gains/(losses) recognised in profit or loss	(59)	195
Total gains recognised in other comprehensive income (‘OCI’)	204	18
– fair value gains/(losses)	0	0
– exchange differences	204	18
Purchases	0	157
New issuances	1,876	1,601
Sales	0	(193)
Settlements	(1,531)	(1,048)
Transfers out	(777)	(1,079)
Transfers in	577	37
Financial liabilities, ending balance	5,306	5,016	5,328
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	(91)	57
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	239,497
Financial liabilities, ending balance	303,001	239,497
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	169	52
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,302	1,756
Total gains/(losses) recognised in profit or loss	3,398	930
Total gains recognised in other comprehensive income (‘OCI’)	169	52
– fair value gains/(losses)	0	0
– exchange differences	169	52
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,462)	(162)
Transfers out	(528)	(473)
Transfers in	309	199
Financial liabilities, ending balance	4,188	2,302	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	(1,621)	(407)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	357,577
Financial assets, ending balance	402,054	357,577
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in FV due to refinement of levelling methodology		59
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	357,577
Transfers in		2,900
Financial assets, ending balance	402,054	357,577
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,218	2,796
Total gains/(losses) recognised in profit or loss	17	6
Total gains recognised in other comprehensive income (‘OCI’)	394	309
– financial investments: fair value gains	270	301
– exchange differences	124	8
Purchases	671	693
New issuances	0	0
Sales	(674)	(56)
Settlements	(530)	(329)
Transfers out	(101)	(488)
Transfers in	659	287
Financial assets, ending balance	3,654	3,218	2,796
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	(4)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	270	301
– exchange differences	124	8
Change in FV due to refinement of levelling methodology		1,200
Financial investments | Level 3 | Recurring fair value measurement | Private equity including strategic investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	716
Financial assets, ending balance	930	716
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	254,271
Financial assets, ending balance	231,990	254,271
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	254,271
Financial assets, ending balance	231,990	254,271
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4,979	6,759
Total gains/(losses) recognised in profit or loss	(6)	(112)
Total gains recognised in other comprehensive income (‘OCI’)	115	76
– financial investments: fair value gains	0	0
– exchange differences	115	76
Purchases	687	2,206
New issuances	0	154
Sales	(1,579)	(895)
Settlements	(1,122)	(2,107)
Transfers out	(1,790)	(1,558)
Transfers in	1,215	456
Financial assets, ending balance	2,499	4,979	6,759
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(32)	(22)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	115	76
Trading assets | Level 3 | Recurring fair value measurement | Private equity including strategic investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	4	4
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,345
Financial assets, ending balance	2,492	2,345
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	43,627
Financial assets, ending balance	45,553	43,627
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	9,476	7,080
Total gains/(losses) recognised in profit or loss	504	587
Total gains recognised in other comprehensive income (‘OCI’)	286	(4)
– financial investments: fair value gains	0	0
– exchange differences	286	(4)
Purchases	3,701	2,506
New issuances	1	0
Sales	(2,042)	(276)
Settlements	(435)	(434)
Transfers out	(140)	(23)
Transfers in	126	40
Financial assets, ending balance	11,477	9,476	7,080
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	412	465
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	286	(4)
Change in FV due to refinement of levelling methodology		2,900
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement | Private equity including strategic investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	8,831
Financial assets, ending balance	10,971	8,831
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in FV due to refinement of levelling methodology		1,700
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in FV due to refinement of levelling methodology		86
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	242,995
Financial assets, ending balance	307,726	242,995
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,136	2,423
Total gains/(losses) recognised in profit or loss	2,281	278
Total gains recognised in other comprehensive income (‘OCI’)	143	49
– financial investments: fair value gains	0	0
– exchange differences	143	49
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,542)	(100)
Transfers out	(565)	(710)
Transfers in	217	196
Financial assets, ending balance	2,670	2,136	$ 2,423
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	707	279
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	143	49
Derivatives | Level 3 | Recurring fair value measurement | Private equity including strategic investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	307	(4)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	1	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	3,398	930
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	(1,621)	(407)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(6)	(112)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(32)	(22)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	2,281	278
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	707	279
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(59)	195
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	(91)	57
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	504	587
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	412	465
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	17	10
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	(4)
– expected credit loss charges and other credit risk charges | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– loan impairment recoveries and other credit risk provisions | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– loan impairment recoveries and other credit risk provisions | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– loan impairment recoveries and other credit risk provisions | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019	0	0
– loan impairment recoveries and other credit risk provisions | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	(4)
– loan impairment recoveries and other credit risk provisions | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– loan impairment recoveries and other credit risk provisions | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– loan impairment recoveries and other credit risk provisions | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	$ 0	$ 0